GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Amortization expense	$ 2,343	$ 1,158	$ 31
Goodwill	9,771	121,303
Amortization expenses from continuing operations	1,302
Amortization expenses from discontinued operations	$ 1,041
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Goodwill impairment		275
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	17.50%
Fixed growth rate	2.00%
Goodwill	$ 107,854
Intangible assets impairment		$ 3,067